Supplemental Guarantor Condensed Consolidating Financial Statements - Additional Information (Narrative) (Details) - subsidiary		3 Months Ended	12 Months Ended
		Sep. 30, 2014	Dec. 31, 2014
Debt Instrument [Line Items]
Number of entities for which ownership structure was reorganized for tax purposes		3
Guarantor Subsidiaries
Debt Instrument [Line Items]
Ownership percentage in Guarantors			100.00%
Subsidiary Or Equity Method Investee Maximum Percent Earnings For Release			10.00%
12.625% Senior unsecured notes due 2021
Debt Instrument [Line Items]
Interest rate			12.625%
11.25% senior unsecured notes due 2021
Debt Instrument [Line Items]
Interest rate	[1]		11.25%
10.625% Senior unsecured notes due 2021
Debt Instrument [Line Items]
Interest rate	[1]		10.625%
11.25% Senior unsecured subordinated notes due 2016
Debt Instrument [Line Items]
Interest rate			11.25%
11.75% Senior unsecured subordinated notes due 2021
Debt Instrument [Line Items]
Interest rate	[1]		11.75%
8.875% Senior secured first lien notes due 2020
Debt Instrument [Line Items]
Interest rate			8.875%
7.375% Senior secured first lien notes due 2019
Debt Instrument [Line Items]
Interest rate			7.375%
6.75% Senior secured first lien notes due 2020
Debt Instrument [Line Items]
Interest rate	[1]		6.75%
8.25% Senior secured second lien notes due 2021
Debt Instrument [Line Items]
Interest rate			8.25%
8.75% or 10.00% PIK toggle Senior secured second lien notes due 2022
Debt Instrument [Line Items]
Interest rate			8.75%
Cash interest rate (as a percent)			8.75%
Minimum | Guarantor Subsidiaries
Debt Instrument [Line Items]
Ownership percentage in Guarantors			50.00%

[1]	Partially redeemed with proceeds of private placement on July 11, 2014 and July 21, 2014. See "Debt Repurchase" below for additional information.